Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of key sources of estimation uncertainty [line items]
Mineral stream interests	$ 5,563,515	$ 5,488,391